OTHER RECEIVABLE	12 Months Ended
Mar. 31, 2020
OTHER RECEIVABLE
OTHER RECEIVABLE

Note 7–  OTHER RECEIVABLE

	As of	As of
	March 31, 2020	March 31, 2019
	USD	USD

Other receivable	31,846,684	—
Other receivable - current	23,609,338	—
Other receivable - non-current	8,237,346	—

Considering the regulatory environment and its impact on the online lending information intermediaries, the Company ceased to offer new loans for online investors’ subscription since November 2019. We are still in the process of applying for an online microcredit company license in China and refining our business model to identify business opportunities that could complement our existing business.

To further diversify our business, in July 2019, Hexindai entered into a business development agreement with a third-party vender named Beijing Jiuzheng Network Technology Co., Ltd for the purpose of expanding its loan recommendation service in the consumer financing market. Due to changes in market dynamics, both parties executed an amendment in November 2019 with the intention of establishing an e-commence online trading marketplace. In connection with the original agreement and subsequent amendment (the “Transactions”), a deposit of approximately US$30.9 million was paid to the counter party. The Transactions were reported to the Board afterwards in late November 2019. After reviewing the Transactions, the Board concluded that it is in the best interest for the Company to terminate the business cooperation with the vender in order to avoid significant expenditures and reduce uncertainties associated with the related business development. Meantime, an independent law firm was engaged by the Company’s Audit Committee to assess the independence of the counter party in the Transactions. The law firm’s assessment report concluded the counter party in the Transactions is not related to the Company. The Company therefore decided to terminate the agreement at the end of November 2019. Due to business disruption caused by COVID‑19 pandemic, the Company, through a series of negotiations, finally entered a termination agreement with the vender on April 8, 2020. Pursuant to the settlement agreement, the Company terminated the Transactions with the vender. For the deposit made by the Company, the vender agreed to refund approximately US$ 15.5 million by May 2020 and the remaining balance shall be refunded on monthly basis approximately US$693,905 in next two years with annual interest charge of 2%. The repayment by the counterparty is guaranteed by a licensed guarantee company in the PRC with registered capital of approximately US$ 142.9 million. Based on the above arrangement, as of March 31, 2020, the Company included approximately US$23.6 million in the current portion of other receivable and approximately US $8.2 million in the long-term portion of other receivable of the Group’s consolidated balance sheet. The third-party vendor has refunded approximately $16.9 million (or approximately 53% of the Company’s deposit) by August 13, 2020. According to the repayment schedule as agreed by the parties, approximately US$5.55 million will be refunded by March 31, 2021, and approximately US$9.71 million will be refunded by May 2022.